Note 24 - Share-based Payments (Details Textual)		12 Months Ended
		Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015
Statement Line Items [Line Items]
Option life, share options granted	[1]	5	5	5
Weighted average remaining contractual life of outstanding share options		6.27	6.4	5.96
Number of share options outstanding in share-based payment arrangement at end of period		141,328,000	135,221,000	131,244,000	121,770,000
Number of share options vested in share-based payment arrangement		55,538,000	40,150,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise		R$ 21.83	R$ 18.87
Expense from share-based payment transactions with employees		162,700,000	236,900,000	R$ 189,300,000
Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices of the outstanding options		0.001	0.001	0.02
Top of range [member]
Statement Line Items [Line Items]
Exercise prices of the outstanding options		R$ 27.43	R$ 26.09	R$ 28.32
Grant one [member]
Statement Line Items [Line Items]
Profit allocation, share-based payments, allocation option one		30.00%
Profit allocation, share-based payments, allocation option two		40.00%
Profit allocation, share-based payments, allocation option three		60.00%
Profit allocation, share-based payments, allocation option four		70.00%
Profit allocation, share-based payments, allocation option five		100.00%
Option life, share options granted		5
Grant two [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Lot A [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Lot B [member]
Statement Line Items [Line Items]
Option life, share options granted		10
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Number of other new equity instruments introduced in share-based payment arrangement		426,000	794,000	7,329,000
Fair value of other equity instruments granted in share-based payment arrangement		R$ 7,500,000	R$ 15,200,000
Share-based payment arrangement, other equity instruments, grace period		5 years
Number of other equity instruments granted in share-based payment arrangement		3,429,000	2,874,000	6,118,000
Restricted shares under the share-based plan [Member]
Statement Line Items [Line Items]
Fair value of other equity instruments granted in share-based payment arrangement		R$ 239,100,000
Share-based payment arrangement, other equity instruments, grace period		5 years
Number of other equity instruments granted in share-based payment arrangement		13,055

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.